DECOMMISSIONING LIABILITIES (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Decommissioning Liabilities [Line Items]
Discount rate used in current estimate of value in use	9.20%	10.60%
Long-term Expected Inflation Rate [Member]
Decommissioning Liabilities [Line Items]
Historical inflation rate	3.70%	3.70%
Jerritt Canyon Gold LLC [Member]
Decommissioning Liabilities [Line Items]
Discount rate used in current estimate of value in use	4.10%	4.60%
Historical inflation rate	2.40%	2.20%
Reclamation and closure cost obligation	$ 119.3
Amount of obligation secured through cash	82.4
Letter of credit used as collateral	35.4
Estimated costs of decommissioning liabilities provision	$ 20.2